Accounts Receivable, Net	12 Months Ended
Mar. 31, 2026
Accounts Receivable, Net [Abstract]
Accounts receivable, net

Note 7 — Accounts receivable, net

As of March 31, 2026 and 2025, accounts receivables comprised of the following:

	March 31,	March 31,
	2026	2025

Receivables from console game, gaming hardware, computer accessories and other multimedia products, and console game code	$37,285,373	$23,121,281
Receivables from game publishing	507,494	2,604,231
Receivables from advertising service	205,024	285,127
Less: Allowance for credit loss	(1,343,107)	(248,956)
Accounts receivable, net	$36,654,784	$25,761,683

Movement of credit loss for the years ended March 31, 2026, 2025 and 2024 are as follows:

	March 31,	March 31,	March 31,
	2026	2025	2024

Beginning balance	$248,956	$325,457	$55,533
Credit loss carried forward from acquisition of Ban Leong	164,672	-	-
Addition (Recovery)	924,961	(76,725)	277,273
Translation adjustment	4,518	224	(7,349)
Ending balance	$1,343,107	$248,956	$325,457